Note 9 - Advances from Federal Home Loan Bank (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Restructured Existing Advances from Federal Home Loan Bank	$ 42
Restructured Advances Percentage from Federal Home Loan Bank	10.00%